Income Taxes Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic income from continuing operations before provision for income taxes					$ 348,150	$ 319,305	$ 264,438
Foreign income from continuing operations before provision for income taxes					61,017	16,466	5,687
Income from continuing operations before provision for income taxes	$ 109,045	$ 83,252	$ 357,251	$ 312,548	$ 409,167	$ 335,771	$ 270,125